CONSOLIDATED STATEMENT OF STOCKHOLDERS' DEFICIT (Parenthetical)	12 Months Ended
Feb. 28, 2022 USD ($)
Statement of Stockholders' Equity [Abstract]
Issuance cost of shares	$ 253,811
Warrants	$ 100,000,000